Summary of significant accounting policies - Basis of preparation (Details)	Jun. 30, 2026 GBP (£)	Jun. 30, 2026 USD ($)	May 31, 2026 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 USD ($)
Going concern
Cash resources	£ 67,246,000			£ 86,105,000
Borrowings	688,954,000			636,974,000
Senior secured notes
Going concern
Principal amount / Notional amount | $		$ 550,000,000	$ 425,000,000		$ 425,000,000
Borrowings	408,942,000			308,914,000
Secured term loan facility
Going concern
Principal amount / Notional amount | $		$ 225,000,000			$ 225,000,000
Borrowings	168,612,000			162,941,000
Revolving facility
Going concern
Undrawn borrowing facility	290,000,000			140,000,000
Principal amount / Notional amount	400,000,000
Borrowings	£ 110,000,000			£ 160,000,000